Significant Accounting Policies, Cash and Cash Equivalents (FY) (Details) - USD ($)	Mar. 31, 2024	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash	$ 41,577		$ 224,394	$ 1,426,006
Cash and cash equivalents	0		0	0
Funds Withdrawn from Trust Account Reserved to Payment of Taxes	$ 0	$ 75,773	$ 75,773	$ 0